Derivatives - Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign Currency Forward Contracts | Designated Hedges | Service revenue
Income Statement Location and Income (Expense)
Realized gains (losses)	$ (536)	$ (1,744)	$ 5,218
Foreign Currency Forward Contracts | Non-designated Hedges | Foreign exchange (loss) gain, net
Income Statement Location and Income (Expense)
Realized gains (losses)	(17,944)	(21,870)	16,873
Interest Rate Swaps | Designated Hedges | Other (expense) income, net
Income Statement Location and Income (Expense)
Realized gains (losses)	(443)	$ 427	$ (1,820)
Interest Rate Swaps | Designated Hedges | Interest Income
Income Statement Location and Income (Expense)
Realized gains (losses)	941
Cross-currency swaps | Designated Hedges | Interest Income
Income Statement Location and Income (Expense)
Realized gains (losses)	$ 1,340